Note 16 Joint ventures and associates changes in the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Joint ventures and associates changes in the year [Line Items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 989	€ 976	€ 916
Acquisitions and capital increases		2	4	95
Disposals and capital reductions		(55)	(28)	(42)
Transfers and changes of consolidation Method		0	(69)	4
Share of profit and loss		62	40	26
Exchange differences		(13)	7	16
Valuation adjustments	[1]	32	63	(9)
Dividends valuation adjustments and others		(23)	(5)	(30)
Investments in subsidiaries, joint ventures and associates reported in separate financial statements		€ 994	€ 989	€ 976

[1]	(1) See Note 16.3.